                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2012


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LIMITED
Address:   5TH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John Barrett                            LONDON, UK      24/1/2013
--------------------------------------     ------------     ------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name

28-01190                   RUSSELL TRUST COMPANY
----------------------     ---------------------
[Repeat as necessary.]


                                        9


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           79
                                           ---------
Form 13F Information Table Value Total:)   5,679,585
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name

          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


                                       10

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
Column 1         Column 2   Column 3     Column 4            Column 5             Column 6  Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------
                                          Q4 2012                                                      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------
                 TITLE OF                   VALUE     SHRS OR            PUT /  INVESTMENT     OTHER
NAME OF ISSUER      CLASS      CUSIP      (X$1000)    PRN AMT  SH / PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------
ABB Ltd ADR           ADR  000375204     23825.34   1,146,000                         SOLE      NONE        SHARED
Air Products          COM  009158106    55083.512     655,600                         SOLE      NONE        SHARED
Alcoa Inc             COM  013817101       12.152       1,400                         SOLE      NONE        SHARED
Allstate Corp         COM  020002101       32.136         800                         SOLE      NONE        SHARED
BP Plc ADR            ADR  055622104  31702.98876     761,359                         SOLE      NONE        SHARED
Baker Hughes          COM  057224107     32.67816         800                         SOLE      NONE        SHARED
BankAmerUSD0.01       COM  060505104      30.7665       2,650                         SOLE      NONE        SHARED
Baxter Intl           COM  071813109     77392.26   1,161,000                         SOLE      NONE        SHARED
CPFL EnergiaADR       ADR  126153105  79181.82864   3,777,759                         SOLE      NONE        SHARED
Canon ADR             ADR  138006309        33267     853,000                         SOLE      NONE        SHARED
Chevron Corp          COM  166764100       43.256         400                         SOLE      NONE        SHARED
Conagra Foods         COM  205887102    51307.108   1,739,224                         SOLE      NONE        SHARED
Edison Intl           COM  281020107    41118.381     909,900                         SOLE      NONE        SHARED
Firstenergy Co        COM  337932107       25.056         600                         SOLE      NONE        SHARED
Gen Electric          COM  369604103  57057.66274   2,718,326                         SOLE      NONE        SHARED
GpoAero Pac ADS       ADR  400506101   56983.0541     996,730                         SOLE      NONE        SHARED
Heinz H.J             COM  423074103  32046.60424     555,593                         SOLE      NONE        SHARED
Home Depot            COM  437076102     40004.58     646,800                         SOLE      NONE        SHARED
Infosys ADR           ADR  456788108     13430.25     317,500                         SOLE      NONE        SHARED
Intel Corp            COM  458140100    78599.316   3,811,800                         SOLE      NONE        SHARED
Interpublic           COM  460690100    33741.036   3,061,800                         SOLE      NONE        SHARED
IShs MSCI Taiwn       COM  464286731       51.756       3,800                         SOLE      NONE        SHARED
IShs MSCI SthK        COM  464286772       57.024         900                         SOLE      NONE        SHARED
ISHS DJUS F Sct       COM  464287788        36.42         600                         SOLE      NONE        SHARED
Itau Unib P ADR       ADR  465562106    85746.724   5,209,400                         SOLE      NONE        SHARED
Johnson&Johnson       COM  478160104    83357.312   1,189,120                         SOLE      NONE        SHARED
Las Vegas Sands       COM  517834107     81749.36   1,771,000                         SOLE      NONE        SHARED
Marathon Oil          COM  565849106      40.6245       1,325                         SOLE      NONE        SHARED
Microsoft Corp        COM  594918104  68975.31625   2,582,407                         SOLE      NONE        SHARED
Mondelez IntInc       COM  609207105    55933.407   2,197,500                         SOLE      NONE        SHARED
Nat Grid ADR          ADR  636274300  21146.65088     368,152                         SOLE      NONE        SHARED
Northern Trust        COM  665859104     80607.12   1,607,000                         SOLE      NONE        SHARED
Pfizer Inc            COM  717081103  92225.23846   3,677,345                         SOLE      NONE        SHARED
PLDT ADR              ADR  718252604  236228.9628   3,853,025                         SOLE      NONE        SHARED
Procter&Gamble        COM  742718109    67475.871     993,900                         SOLE      NONE        SHARED
Reed Elsev ADR        ADR  758204200     22273.74     753,000                         SOLE      NONE        SHARED
Southwestern          COM  845467109       40.092       1,200                         SOLE      NONE        SHARED
Sysco Corp            COM  871829107    70541.646   2,228,100                         SOLE      NONE        SHARED
TaiwanSMC ADR         ADR  874039100  146099.8453   8,513,977                         SOLE      NONE        SHARED
Tata Motors ADR       ADR  876568502    67830.896   2,361,800                         SOLE      NONE        SHARED
Telefonica ADR        ADR  879382208  24479.37219   1,814,631                         SOLE      NONE        SHARED
Teva Pharm ADR        ADR  881624209  549976.0058  14,728,870                         SOLE      NONE        SHARED
ToyotaMotor ADR       ADR  892331307        34224     368,000                         SOLE      NONE        SHARED
Unilever PlcADR       ADR  904767704   38097.3824     983,920                         SOLE      NONE        SHARED
UPS                   COM  911312106    51205.485     694,500                         SOLE      NONE        SHARED
Wal-Mart St           COM  931142103    57804.456     847,200                         SOLE      NONE        SHARED
Wells Fargo           COM  949746101   40235.1579   1,177,155                         SOLE      NONE        SHARED
Yum Brands Inc        COM  988498101    368393.84   5,548,100                         SOLE      NONE        SHARED
Vale SA ADR           ADR  91912E105     60857.36   2,903,500                         SOLE      NONE        SHARED
Vale Prf ADR          ADR  91912E204  255518.3411  12,593,314                         SOLE      NONE        SHARED
ADT Corp              COM  00101J106      34.8675         750                         SOLE      NONE        SHARED
AT & T Inc            COM  00206R102  33244.39748     986,188                         SOLE      NONE        SHARED
Actuant               COM  00508X203    33226.855   1,190,500                         SOLE      NONE        SHARED
AmericaMovilADR       ADR  02364W105   168021.854   7,261,100                         SOLE      NONE        SHARED
BCE Inc               COM  05534B760   108335.619   2,541,300                         SOLE      NONE        SHARED
BSCH ADR              ADR  05964H105  12088.20128   1,479,584                         SOLE      NONE        SHARED
Bco Santan ADR        ADR  05965X109  81290.17512   2,853,288                         SOLE      NONE        SHARED
BanColombia ADR       ADR  05968L102  49621.67452     745,294                         SOLE      NONE        SHARED
Ambev Prf ADR         ADR  20441W203   229009.261   5,453,900                         SOLE      NONE        SHARED
Duke Energy New       COM  26441C204         31.9         500                         SOLE      NONE        SHARED
Enersis SA ADR        ADR  29274F104  237359.1187  13,027,394                         SOLE      NONE        SHARED
France Tel ADR        ADR  35177Q105        28288   2,560,000                         SOLE      NONE        SHARED
Glaxo ADR             ADR  37733W105     32341.68     744,000                         SOLE      NONE        SHARED
Santandr Mx ADR       ADR  40053C105  392934.6493  24,285,207                         SOLE      NONE        SHARED
ICICI Bank ADR        ADR  45104G104    53496.387   1,226,700                         SOLE      NONE        SHARED
KB Fin ADR            ADR  48241A105      3065.86      85,400                         SOLE      NONE        SHARED
Kraft Foods Grp       COM  50076Q106  27158.95818     597,294                         SOLE      NONE        SHARED
Marathon Petrol       COM  56585A102       16.506         262                         SOLE      NONE        SHARED
Merck & Co            COM  58933Y105   66963.9204   1,635,660                         SOLE      NONE        SHARED
Novartis ADR          ADR  66987V109      36587.4     578,000                         SOLE      NONE        SHARED
Petroleo ADR          ADR  71654V101    15710.616     813,600                         SOLE      NONE        SHARED
Sanofi ADR            ADR  80105N105     38330.42     809,000                         SOLE      NONE        SHARED
TD Ameritrade         COM  87236Y108    66737.381   3,970,100                         SOLE      NONE        SHARED
3M Co                 COM  88579Y101     35078.73     377,800                         SOLE      NONE        SHARED
UnitedHealth          COM  91324P102    67658.976   1,247,400                         SOLE      NONE        SHARED
Vodafone ADR          ADR  92857W209     20806.94     826,000                         SOLE      NONE        SHARED
Waste Mgmt Inc        COM  94106L109    54142.578   1,604,700                         SOLE      NONE        SHARED
Wellpoint             COM  94973V107    49211.176     807,800                         SOLE      NONE        SHARED
Credicorp Ltd         COM  G2519Y108  372664.8538   2,542,746                         SOLE      NONE        SHARED
                                      -----------
                                        5,679,585
                                      ===========
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